Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2024
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory

USD m 31.12.24 31.12.23
Short-term debt
1
30,509 37,285
Senior unsecured debt 33,416 18,450
of which: issued by UBS AG with original maturity greater than one year
32,621 18,446
Covered bonds 8,814 1,006
Subordinated debt 689 3,008
of which: eligible as non-Basel III-compliant tier 2 capital instruments
207 538
Debt issued through the Swiss central mortgage institutions 27,251 10,035
Other long-term debt 424 0
Long-term debt
2
70,595 32,499
Total debt issued measured at amortized cost
3,4
101,104 69,784
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one year.

The
classification of debt

issued into

short-term and long

-term does not

consider any early

redemption features.

3 Net of

bifurcated embedded derivatives,

the fair value

of which was

not material

for the

periods
presented.

4 Except for Covered bonds (
100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured) and Other long-term debt ( 91 % secured), 100 % of the balance was unsecured as of 31 December 2024.